Subordinated Debentures (Trust Preferred Securities) (Details) (Trust Preferred Securities [Member], USD $)	12 Months Ended
Dec. 31, 2014 Period
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of deferred consecutive quarterly periods without default or penalty, maximum	20
Interest paid	$ 1,069,695
Colony Bankcorp Statutory Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Jun. 17, 2004
Amount	4,640,000
Total Interest rate (in hundredths)	2.9226%
Maturity	Jun. 14, 2034
5 Years Call Option	Jun. 17, 2009
Colony Bankcorp Statutory Trust III [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.2426%
Added Points (in hundredths)	2.68%
Colony Bankcorp Capital Trust I [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Apr. 13, 2006
Amount	5,155,000
Total Interest rate (in hundredths)	1.7551%
Maturity	Apr. 13, 2036
5 Years Call Option	Apr. 13, 2011
Colony Bankcorp Capital Trust I [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.2551%
Added Points (in hundredths)	1.50%
Colony Bankcorp Capital Trust II [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Mar. 12, 2007
Amount	9,279,000
Total Interest rate (in hundredths)	1.9066%
Maturity	Mar. 12, 2037
5 Years Call Option	Mar. 12, 2012
Colony Bankcorp Capital Trust II [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.2566%
Added Points (in hundredths)	1.65%
Colony Bankcorp Capital Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Sep. 14, 2007
Amount	$ 5,155,000
Total Interest rate (in hundredths)	1.6326%
Maturity	Sep. 14, 2037
5 Years Call Option	Sep. 14, 2012
Colony Bankcorp Capital Trust III [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.2326%
Added Points (in hundredths)	1.40%